Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	3,750,000
Proposed Maximum Offering Price per Unit	7.26
Maximum Aggregate Offering Price	$ 27,225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,759.77
Offering Note	(1) The shares of the Registrant's Class A common stock, $0.0001 par value per share ("Common Stock"), registered hereby represent an increase to the number of shares of Common Stock issuable under the Wheels Up Experience Inc. 2021 Long-Term Incentive Plan, as amended and restated April 1, 2023, and as amended by Amendment No. 1 thereto, dated as of April 15, 2024, as further amended by Amendment No. 2 thereto, dated as of March 26, 2025, and as further amended by Amendment No. 3 thereto, dated as of March 31, 2026, which was approved by the Registrant's stockholders at the Registrant's 2026 annual meeting of stockholders held on June 9, 2026. In accordance with Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, reverse stock splits, stock dividends or similar transactions with respect to the shares being registered. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act based on the average of the high and low prices per share of Common Stock as reported on the New York Stock Exchange on June 9, 2026.